GENERAL AND ADMINISTRATIVE EXPENSE	6 Months Ended
Jun. 30, 2021
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Employee compensation and benefits	$88	$98	$175	$197
Management fees	55	24	106	48
Transaction costs	25	4	29	7
Other	75	69	146	139
Total general and administrative expense	$243	$195	$456	$391